Trade and other receivables, net	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables, net
Trade and other receivables, net

	2017	2016
Non-current
Trade receivables	6,597	1,802
Trade receivables	6,597	1,802
Advances to suppliers	2,363	1,930
Income tax credits	6,955	7,472
Non-income tax credits (i)	1,863	1,853
Judicial deposits	3,191	3,280
Other receivables	1,138	1,075
Non-current portion	22,107	17,412
Current
Trade receivables	43,078	61,546
Receivables from related parties (Note 31)	10,218	8,114
Less: Allowance for trade receivables	(1,002)	(643)
Trade receivables – net	52,294	69,017
Prepaid expenses	11,565	8,302
Advances to suppliers	36,497	21,451
Income tax credits	2,046	7,116
Non-income tax credits (i)	38,865	43,572
Cash collateral	380	3,546
Receivables from related parties (Note 31)	176	172
Other receivables	8,284	4,352
Subtotal	97,813	88,511
Current portion	150,107	157,528
Total trade and other receivables, net	172,214	174,940

(i) Includes US$ 1,086 (2016: 1,499) reclassified from Property, plant and equipment.

The fair values of current trade and other receivables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other receivables approximate their carrying amount, as the impact of discounting is not significant.

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in US dollars):

	2017	2016
Currency
US Dollar	50,400	54,012
Argentine Peso	48,911	45,641
Uruguayan Peso	415	762
Brazilian Reais	72,488	74,525
	172,214	174,940

As of December 31, 2017 trade receivables of US$ 5,052 (2016: US$ 14,641) were past due but not impaired. The ageing analysis of these receivables indicates that 318 and 5,264 are over 6 months in December 31, 2017 and 2016, respectively.

The Group recognizes an allowance for trade receivables when there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of the receivables.

Delinquency in payments is an indicator that a receivable may be impaired. However, management considers all available evidence in determining when a receivable is impaired. Generally, trade receivables, which are more than 180 days past due are fully provided for. However, certain receivables 180+ days overdue are not provided for based on a case-by-case analysis of credit quality analysis. Furthermore, receivables, which are not 180+ days overdue, may be provided for if specific analysis indicates a potential impairment.

Movements on the Group’s allowance for trade receivables are as follows:

	2017	2016	2015
At January 1	643	481	527
Charge of the year	758	387	152
Unused amounts reversed	(133)	(178)	(27)
Used during the year	(193)	—	(7)
Exchange differences	(73)	(47)	(164)
At December 31	1,002	643	481

The creation and release of allowance for trade receivables have been included in “Selling expenses” in the statement of income. Amounts charged to the allowance account are generally written off, when there is no expectation of recovering additional cash.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

As of December 31, 2017, approximately 89% (2016: 82%) of the outstanding unimpaired trade receivables (neither past due not impaired) relate to sales to 27 well-known multinational companies with good credit quality standing, including but not limited to Camara de Comercializacao de Energia Electrica CCEE, Louis Dreyfus Commodities Suisse S.A.T, Alimport, Czarnikow Group Limited, Establecimientos Las Marias, Mastellone Hnos.S.A., Bunge Agritrade S.A., ETG Commodities Ltd., among others. Most of these entities or their parent companies are externally credit-rated. The Group reviews these external ratings from credit agencies.

The remaining percentage as of December 31, 2017 and 2016 of the outstanding unimpaired trade receivables (neither past due nor impaired) relate to sales to a dispersed large quantity of customers for which external credit ratings may not be available. However, the total base of customers without an external credit rating is relatively stable.

New customers with less than six months of history with the Group are closely monitored. The Group has not experienced credit problems with these new customers to date. The majority of the customers for which an external credit rating is not available are existing customers with more than six months of history with the Group and with no defaults in the past. A minor percentage of customers may have experienced some non-significant defaults in the past but fully recovered.